Long-term Debt (Capital Lease Obligations) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital lease obligations [Abstract]
Interest imputed on capital leases	CAD 83	CAD 95
Capital Lease Obligations [Member]
Capital lease obligations [Abstract]
Net carrying amount of properties which secures the capital lease obligations	CAD 176	403
Capital lease obligations maturity start year	2018
Capital lease obligations maturity end year	2037
Capital Lease Obligations [Member] | Minimum [Member]
Capital lease obligations [Abstract]
Interest rate for capital lease obligations	1.00%
Capital Lease Obligations [Member] | Maximum [Member]
Capital lease obligations [Abstract]
Interest rate for capital lease obligations	6.80%
Equipment Leases [Member]
Capital lease obligations [Abstract]
Capital lease assets acquired in period	CAD 30	CAD 57